Employment costs - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Salaries and wages	$ 174,066	$ 87,116	$ 56,168
RLS
Disclosure of attribution of expenses by nature to their function [line items]
Contribution to costs since acquisition, term	11 months
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Salaries and wages	$ 2,235	$ 3,984	$ 983